UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     November 15, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $80,413 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corparation  COMMON           003830106        0      176     X    SOLE                      176
McLeod USA                     COMMON           582266706       22    50753     X    SOLE                    50753
ROTECH HEALTHCARE              COMMON           778669101     1031    71100     X    SOLE                    71100
Philip Morris Cos              COMMON           718154107     5477   141167     X    SOLE                   141167
The Kroger Co.                 COMMON           501044101     2287   162200     X    SOLE                   162200
Comcast Corp Class A           COMMON           200300101     4353   204097     X    SOLE                   204097
United Defense                 COMMON           91018B104     4691   198763     X    SOLE                   198763
AT&T Corp                      COMMON           001957109     2459   204724     X    SOLE                   204724
TRW Inc.                       COMMON           872649108    26134   446359     X    SOLE                   446359
Pharmacia Corp                 COMMON           71713U102    25196   648047     X    SOLE                   648047
Mpower Holding Corp.           COMMON           62473L309       64   707463     X    SOLE                   707463
Mariner Healthcare Inc.        COMMON           56845X108     5000   714304     X    SOLE                   714304
McLeod Pfd Series A            PREFERRED        582266805      420   279750     X    SOLE                   279750
EL Paso Corp Oct 15 Call       OPTION           28336L109       20     1978     CALL SOLE                     1978
United Defense Mar 22 1/2      OPTION           91018B104      407     1072     CALL SOLE                     1072
The Kroger Co. Oct 20          OPTION           501044101       16     1622     CALL SOLE                     1622
Conagra Inc. Oct 25            OPTION           205887102       97     1622     PUT  SOLE                     1622
H&R Block Nov 45               OPTION           093671105      357      533     PUT  SOLE                      533
H&R Block Oct 45               OPTION           093671105      414      782     PUT  SOLE                      782
Kmart Jan 5                    OPTION           482584109     1334     2899     PUT  SOLE                     2899
RJ Reynolds Tob Oct 37-1/2     OPTION           76182K105       68      520     PUT  SOLE                      520
The Kroger Co. Oct 17-1/2      OPTION           501044101      535     1622     PUT  SOLE                     1622
McLeod Warrants                WARRANT          582266110       31   770664     X    SOLE                   770664